Label	Element	Value
Risk/Return:	oef_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2025
Registrant Name	dei_EntityRegistrantName	CitizensSelect Funds
Entity Central Index Key	dei_EntityCentralIndexKey	0001167368
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 25, 2025
Document Effective Date	dei_DocumentEffectiveDate	Aug. 01, 2025
Entity Investment Company Type	dei_EntityInvCompanyType	N-1A
Prospectus Date	oef_ProspectusDate	Aug. 01, 2025
Prospectus Summary | Dreyfus Institutional Preferred Treasury Securities Money Market Fund | Hamilton Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CEAXX
Prospectus Summary | Dreyfus Institutional Preferred Treasury Securities Money Market Fund | Institutional Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CEIXX